OTHER DISCLOSURES	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
OTHER DISCLOSURES
OTHER DISCLOSURES

Basis of preparation	Results for the year	Operating assets and liabilities	Capital structure and financing items	Other disclosures

This section provides details on notes that are statutory or by their nature of secondary importance for understanding the financial performance of Novo Nordisk. A list of subsidiaries in the Novo Nordisk Group is also included here.
SHARE-BASED PAYMENT SCHEMES

Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the Income statement and in a corresponding adjustment to Equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the Income statement in the year of adjustment.

SHARE-BASED PAYMENT

Expensed in the Income statement

DKK million	2017		2016	2015

Restricted stock units to employees	169		245	135
Long-term share-based incentive programme (Management Board)[2]	19	[1]	29	108
Long-term share-based incentive programme (management group below Management Board)[3]	102		94	199
Shares allocated to individual employees	2		—	—

Share-based payment expensed in the Income statement	292		368	442

1.
The expense for 2017 reflects the value at launch (adjusted for expected dividend) of the programme, amortised over four years. The expense for 2015 and 2016 reflects the full value of the programme (adjusted for expected dividend) for the year, as vesting conditions were met.

2.	The programme includes payments to former members of the Management Board at a total value of DKK 3 million (DKK 3 million in 2016 and DKK 16 million in 2015).

3.	The expense for the year reflects the value at launch (adjusted for expected dividend) of the last four programmes, amortised over four years.

Restricted stock units to employees
To commemorate the Group’s net sales passing DKK 100 billion for the first time in 2015, all employees in the company (excluding NNE A/S and Steno Diabetes Center A/S) as of January 2016 were offered 50 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2019 subject to continued employment. The cost of the DKK 508 million programme is amortised over the vesting period.

Long-term share-based incentive programme
For a description of the programme, please refer to ‘Remuneration’ in ‘Governance, leadership and shares’, pp 50-53 (unaudited).

Management Board
On 1 February 2018, the Board of Directors approved the transfer of a total of 356,195 Novo Nordisk B shares to the pool for members of Management Board for the financial year 2017. The value at launch of the programme (adjusted for expected dividends) was DKK 76 million. On average, this corresponds to 8.2 months’ fixed base salary plus pension contribution for the CEO, 6.2 months’ fixed base salary plus pension contribution per member of Executive Management as of 1 March 2017 and 5.5 months’ fixed base salary for Senior Vice Presidents. For 2017, the shares will no longer remain in the pool if a member of the Management Board leaves Novo Nordisk, why the cost of the 2017 programme is amortised over the vesting period 2017-2020 at an annual amount of DKK 19 million.

The grant date of the programme was February 2017, and the share price used for the conversion was the average share price (DKK 237) for Novo Nordisk B shares on Nasdaq Copenhagen in the period 2-16 February 2017, adjusted for expected dividend. Based on the split of participants when the pool was established, approximately 38% of the pool will be allocated to members of Executive Management and 62% to other members of the Management Board.

The shares allocated to the joint pool for 2014 were released to the individual participants subsequent to approval of the Annual Report 2017 by the Board of Directors and after the announcement of the 2017 full-year financial results on 1 February 2018. The shares allocated correspond to a value at launch of the programme of DKK 66 million, expensed in 2014.

Management group below Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2017, a total of 761,826 shares were allocated to the pool for this group, corresponding to a value at launch of the programme (adjusted for expected dividends) of DKK 162 million. The cost of the 2017 programme is amortised over the vesting period 2017-2020 at an annual amount of DKK 40 million.

The shares allocated to the pool for 2014 were released to the individual participants subsequent to approval of the Annual Report 2017 by the Board of Directors and after the announcement of the 2017 full-year financial results on 1 February 2018. The shares allocated correspond to a value at launch of the programme of DKK 155 million amortised over the period 2014-2017. The number of shares to be transferred (518,079 shares) is lower than the original number of shares allocated to the share pool, as some participants had left the company before the programme’s release conditions were met.

5.1 SHARE-BASED PAYMENT SCHEMES (CONTINUED)

GENERAL TERMS AND CONDITIONS OF LAUNCHED PROGRAMMES

	Restricted stock units to employees			Shares for Management Board			Shares for Management group below Management Board

	2017	2016	2015	2017	2016	2015	2017	2016	2015

Number of shares awarded in the year	—	1,465,411	—	356,195	96,705	378,943	761,826	224,055	879,988
Value per share at launch (DKK)	—	346	—	213	304	285	213	304	285
Vesting period	—	3 years	—	3 years	3 years	3 years	3 years	3 years	3 years
Allocated to recipients		Feb. 2019		Feb. 2021	Feb. 2020	Feb. 2019	Feb. 2021	Feb. 2020	Feb. 2019
Total market value at launch (DKK million)	—	508	—	76	29	108	162	68	251
Expensed in the Income statement (DKK million)	—	169	—	19	29	108	40	17	63
Amortisation period of the programme	—	2016 to 2019	—	2017 to 2020	Expensed in 2016	Expensed in 2015	2017 to 2020	2016 to 2019	2015 to 2018

OUTSTANDING RESTRICTED STOCK UNITS	2017	2016

Outstanding at the beginning of the year	4,591,526	7,158,636
Released restricted stock units to employees	(9,200)	(2,590,000)
Released shares from 2012 and 2013 Management pool	(749,658)	(1,808,729)
Cancelled shares from Management pool	(157,724)	(174,552)
Adjustments	5,423	—
Allocated restricted stock units to employees (2013 programme)	—	220,000
Allocated restricted stock units to employees (2016 programme)	—	1,465,411
Shares allocated to Management pools	1,118,021	320,760
Shares allocated to individual employees	35,494	—

Outstanding at the end of the year	4,833,882	4,591,526

OUTSTANDING RESTRICTED STOCK UNITS	Issued[1]	Released		Cancelled		Outstanding	Value at launch date DKK million	Vesting date

Restricted stock units to employees
2016 Restricted stock units	1,465,411	(9,200)		—		1,456,211	508	Q1 2019

Outstanding restricted stock units to employees	1,465,411	(9,200)		—		1,456,211

Shares allocated to pools for Management Board
2013 Shares allocated to joint pool	254,513	(249,678)		(4,835)	[4]	—	51	Q1 2017
2014 Shares allocated to joint pool	298,467	(9,369)	[2]	(4,925)	[4]	284,173	66	Q1 2018
2015 Shares allocated to joint pool	378,943	—		(522)		378,421	108	Q1 2019
2016 Shares allocated to joint pool	96,705	—		—		96,705	29	Q1 2020
2017 Shares allocated to pool[3]	356,195	—		—		356,195	76	Q1 2021

Outstanding shares in joint pool for Management Board	1,384,823	(259,047)		(10,282)		1,115,494
Shares allocated to pools for management group below Management Board

2012 Shares allocated to pool	1,559,235	(1,376,973)		(182,262)		—	234	Q1 2016
2013 Shares allocated to pool	622,190	(521,214)		(100,976)		—	126	Q1 2017
2014 Shares allocated to pool	683,728	(34,061)	[2]	(131,588)		518,079	155	Q1 2018
2015 Shares allocated to pool	879,988	—		(139,235)		740,753	251	Q1 2019
2016 Shares allocated to pool	224,055	—		(18,030)		206,025	68	Q1 2020
2017 Shares allocated to pool[3]	761,826	—		—		761,826	162	Q1 2021

Outstanding shares in pool for Management group below Management Board	4,731,022	(1,932,248)		(572,091)		2,226,683
Shares allocated to individual employees	35,494	—		—		35,494	11	2018-2020
Outstanding at the end of 2017	7,616,750	(2,200,495)		(582,373)		4,833,882

1.	All restricted stock units and shares allocated to Management pools are hedged by treasury shares.

2.	Released shares from 2014 Management pools relate to NNIT employees following the IPO of NNIT A/S.

3.
2017 programme granted subsequent to approval of the Annual Report 2017 on 1 February 2018. For 2017, the shares allocated to pools for Management Board will no longer remain in the pool if a member of the Management Board leaves Novo Nordisk, why the cost of the 2017 programme is amortised over the vesting period 2017-2020.

4.	Cancellation is related to individuals who were compensated in cash instead of shares upon resignation.
COMMITMENTS

Commitments
Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):

2017
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	27	54	51	1,204	1,336

Total obligations recognised in the Balance sheet	27	54	51	1,204	1,336

Operating leases[1]	1,220	1,730	1,411	2,094	6,455
Research and development obligations	1,912	767	95	—	2,774
Research and development - potential milestone payments[2]	193	725	166	1,628	2,712
Purchase obligations relating to investments in property, plant and equipment	1,663	—	—	—	1,663
Other purchase obligations	5,192	2,552	1,474	14	9,232

Total obligations not recognised in the Balance sheet	10,180	5,774	3,146	3,736	22,836
Total contractual obligations	10,207	5,828	3,197	4,940	24,172

2016
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	43	83	78	1,247	1,451
Total obligations recognised in the Balance sheet	43	83	78	1,247	1,451

Operating leases[1]	1,214	2,061	1,697	2,329	7,301
Research and development obligations	2,199	1,069	138	—	3,406
Research and development - potential milestone payments[2]	176	267	282	431	1,156
Purchase obligations relating to investments in property, plant and equipment	521	—	—	—	521
Other purchase obligations	4,335	2,166	926	—	7,427

Total obligations not recognised in the Balance sheet	8,445	5,563	3,043	2,760	19,811
Total contractual obligations	8,488	5,646	3,121	4,007	21,262

1.	No material finance lease obligations existed in 2017 or 2016.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.
The operating lease commitments are related to non-cancellable operating leases primarily for premises, company cars and office equipment. Approximately 74% of the commitments are related to leases outside Denmark. The lease costs for 2017 and 2016 were DKK 1,392 million and DKK 1,513 million respectively.

The purchase obligations primarily relate to purchase agreements regarding medical equipment and consumer goods. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Research and development obligations entail uncertainties in relation to the period in which payments are due because a proportion of the obligations is dependent on milestone achievements. The due periods disclosed are based on Management’s best estimate. Novo Nordisk has engaged in research and development projects with a number of external enterprises.

DKK million	2017	2016

Other guarantees
Other guarantees primarily related to guarantees issued by Novo Nordisk in relation to rented property	752	808

Security for debt
Land, buildings and equipment etc at carrying amount	3	68

World Diabetes Foundation (WDF)
At the Annual General Meeting in 2014, a donation to WDF was agreed. For the years 2018-2024, the donation is 0.1% of the Group´s net insulin sales. The annual donation in this period cannot exceed the lower of DKK 90 million or 15% of the taxable income of Novo Nordisk A/S in the financial year in question.

For 2017, the total donation amounts to DKK 85 million (DKK 85 million in 2016 and DKK 86 million in 2015), which is recognised in Administrative costs in the Income statement.
RELATED PARTY TRANSACTIONS

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 76.1% of the total number of votes, excluding treasury shares. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

Being an associated company of Novo Nordisk A/S, NNIT Group is considered a related party. Due to joint ownership, associated companies and Management of Novo Nordisk A/S, the Novozymes Group and Xellia Pharmaceuticals are also considered related parties.

The Group has had the following material transactions with related parties:

DKK million	2017	2016	2015

Novo Nordisk Foundation
Donations to Steno Diabetes Center A/S via Novo Nordisk	—	(69)	(69)
Services provided by Novo Nordisk	(4)	(3)	(3)
Services provided by Novo Nordisk Foundation	—	31	—

Novo Holdings A/S
Services provided by Novo Nordisk	(3)	(2)	(3)
Sale of NNIT B shares	—	—	(797)
Dividend payment to Novo Holdings A/S	4,085	5,052	2,687

NNIT Group
Services provided by Novo Nordisk	(25)	(30)	(32)
Services provided by NNIT	1,231	1,239	1,316
Dividend payment from NNIT	(26)	(26)	—

Novozymes Group
Services provided by Novo Nordisk	(145)	(163)	(185)
Services provided by Novozymes	163	150	165

Xellia Pharmaceuticals
Services provided by Novo Nordisk	(13)	(108)	(11)

Novo Nordisk has transferred the activities of Steno Diabetes Center A/S to the Capital Region of Denmark as of 1 January 2017.

In Novo Nordisk A/S, there have been no transactions with the Board of Directors or Executive Management besides remuneration. There have not been any other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation, Xellia Pharmaceuticals ApS or associated companies.

For information on remuneration to the Management of Novo Nordisk, please refer to `Remuneration´ on pp 50-53 (unaudited) and note 2.4, ‘Employee costs’. There are no loans to the Board of Directors or Executive Management in 2017, nor were there in 2016 or 2015.

There are no material unsettled transactions with related parties at the end of the year.
FEE TO STATUTORY AUDITORS

DKK million	2017	2016	2015

Statutory audit	24	24	24
Audit-related services	4	4	4
Tax advisory services	10	9	8
Other services	5	4	7

Total fee to statutory auditors	43	41	43

Fees for other services than statutory audit of the financial statements amounts to DKK 19 million (DKK 17 million in 2016 and DKK 19 million in 2015). PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 8 million (DKK 7 million in 2016 and DKK 7 million in 2015). Other services than statutory audit of the financial statements provided by PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) comprise services relating to tax compliance and transfer pricing, educational training, review of Social and Environmental information, due diligence, other assurance opinions and agreed-upon procedures, as well as accounting advice.
COMPANIES IN THE NOVO NORDISK GROUP

Activity:	•	Sales and marketing	•	Production	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity

Company and country	Percentage of shares owned	Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Company and country	Percentage of shares owned	Activity

Subsidiaries by region

North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Holdings Inc., United States	100				•
Novo Nordisk Pharmaceutical Industries Inc., United States	100		•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•

International Operations
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region International Operations A/S, Denmark	100				•

Region Japan & Korea
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•

Region Europe
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia-Hercegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Europe Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk S.P.A., Italy	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, Macedonia	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Scandinavia AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Comércio de Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•

Company and country	Percentage of shares owned	Activity

Region AAMEO
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (BAOS) Sdn Bhd, Malaysia	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Investment Pte Limited, Singapore	100				•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	49	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•

Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Region Latin America
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Panama S.A., Panama	100				•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•

Other subsidiaries and associated company
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	26				•

Companies without significant activities are not included in the list. NNE A/S subsidiaries are not included in the list.